Related Party Transactions (Details) - Schedule of related party transaction - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) - Schedule of related party transaction [Line Items]
Short term benefits	SFr 1,172,818	SFr 946,449	SFr 570,623
Post-employee benefits years	49,050	29,467	26,870
Share Bonuses		902,817
Share-based payment charge	223,286	240,408	261,988
Total	1,445,154	2,119,141	859,481
Executive Management [Member]
Related Party Transactions (Details) - Schedule of related party transaction [Line Items]
Short term benefits	989,760	781,204	407,147
Post-employee benefits years	49,050	29,467	26,870
Share Bonuses		902,817
Share-based payment charge	172,115	192,362	204,840
Total	1,210,925	1,905,850	638,857
Board of Directors [Member]
Related Party Transactions (Details) - Schedule of related party transaction [Line Items]
Short term benefits	183,058	165,245	163,476
Post-employee benefits years
Share Bonuses
Share-based payment charge	51,171	48,046	57,148
Total	SFr 234,229	SFr 213,291	SFr 220,624